Basis of Presentation - Additional Information (Detail) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Product	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Product Customer Location	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Net sales	$ 1,240,155	$ 1,198,309	$ 1,308,979	$ 1,260,656	$ 1,269,383	$ 1,254,699	$ 1,407,504	$ 1,354,523	$ 1,352,296	$ 5,037,327	$ 5,369,022	$ 5,363,046
Number of items | Product		170,000								170,000
Number of distribution centers | Location										70
Number of reseller customer | Customer										29,000
Percentage inventory valued under LIFO	98.20%	98.00%				98.30%				98.00%	98.30%
Higher inventory if FIFO applied entirely	$ 167,300	$ 159,300				$ 147,900				$ 159,300	$ 147,900
Effect of LIFO inventory liquidation on income	2,500									1,700	800	1,100
LIFO expense related to inflation increase in cost of sales	10,500									13,100	2,400	7,800
Increase in cost of sales due to LIFO accounting method	$ 8,000									$ 11,400	$ 1,600	$ 6,700